SUPPLEMENT TO THE FIDELITY FREEDOM FUNDS(registered trademark)'
MAY 27, 2000 PROSPECTUS

The following information supplements the information found under the heading "Principal Investment Risks" for each Freedom Fund in the "Investment Summary" section beginning on page 3.

(small solid bullet) TECHNOLOGY INDUSTRY CONCENTRATION. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

   The following information replaces similar information found under the heading "Principal Investment Risks" for Freedom 2020 Fund and Freedom 2030 Fund in the "Investment Summary" section beginning on page 6.

   (small solid bullet)     GEOGRAPHIC CONCENTRATION IN SOUTHEAST
ASIA.    Most Southeast Asian economies are generally considered
emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile. A small number of companies and industries represent a large portion of the Southeast Asian market as a whole, and these companies and industries can be sensitive to adverse political, economic, or regulatory developments.

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 13.

The combined total expense ratios of each Freedom Fund (calculated as a percentage of average net assets) are as follows:

                Combined total expense ratio Combined total expense ratio after expense reimbursements before expense
                and expense reductions for    reimbursements and expense
                each Freedom Fund and the     reductions for each Freedom
                underlying Fidelity funds     Fund and the underlying
                                              Fidelity funds

Freedom Income  0.64%                         0.68%

Freedom 2000    0.70%                         0.74%

Freedom 2010    0.76%                         0.81%

Freedom 2020    0.79%                         0.84%

Freedom 2030    0.81%                         0.86%

The following information supplements the information found under the heading "Description of Underlying Fidelity Funds" in the "Investment Details" section on page 23 for Fidelity OTC Portfolio.

FMR will invest more than 25% of the fund's total assets in the technology sector.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

   The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section beginning on page 28.

   The     SOUTHEAST ASIA    economies are generally in recessions.
Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and general economic conditions have resulted in significant market downturns and volatility. A small number of industries represent a large portion of the Southeast Asian market as a whole. The Southeast Asian market also tends to be relatively concentrated in certain issuers. For example, as of June 19, 2000, Samsung Electronics accounted for approximately 11% of the MSCI AC Far East Free ex Japan Index.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Details" section beginning on page 28.

INDUSTRY CONCENTRATION. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a group of related industries, and the securities of companies in that group of related industries could react similarly to these or other developments.

The TECHNOLOGY industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.


SUPPLEMENT TO THE
FIDELITY FREEDOM FUNDS(registered trademark)
MAY 27, 2000
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3.

In accordance with each Freedom Fund's investment program as set forth in the prospectus, a Freedom Fund may invest more than 25% of its assets in any one underlying Fidelity fund. However, each of the underlying Fidelity funds in which a Freedom Fund may invest (other than Fidelity Money Market Trust: Retirement Money Market Portfolio and Fidelity OTC Portfolio) will not concentrate more than 25% of its total assets in any one industry, except that Fidelity Money Market
Trust: Retirement Money Market Portfolio will invest more than 25% of its total assets in the financial services industry and Fidelity OTC Portfolio will invest more than 25% of its total assets in the technology industry.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)"
SECTION ON PAGE 18.

       SOUTHEAST ASIA.    The semiconductor industry comprised a
significant segment of the Southeast Asian market as a whole, as represented by the MSCI AC Far East Free ex Japan Index as of June 19, 2000. The semiconductor industry has historically been subject to wide fluctuations in demand and manufacturing capacity and, as a result, can be highly price-sensitive. The industry can be significantly affected by currency fluctuations, rapid technology change, and increasing competition from other low-cost emerging economies.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 38.

   MARIE L. KNOWLES (53), Member of the Advisory Board (2000). Beginning in 1972, Ms. Knowles served in various positions with Atlantic Richfield Company (ARCO) (diversified energy) including Executive Vice President and Chief Financial Officer (1996-2000); Director (1996-1998); and Senior Vice President (1993-1996). In addition, Ms. Knowles served as President of ARCO Transportation Company (1993-1996). She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles also serves as a member of the National Board of the Smithsonian Institution and she is a trustee of the Brookings Institution.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 38.

MATTHEW N. KARSTETTER (38), is Deputy Treasurer of Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2030 Fund, and Fidelity Freedom Income Fund (1998). He also serves as Deputy Treasurer of other Fidelity funds (1998) and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

   THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 38.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Edward C. Johnson 3d**  Abigail P. Johnson **  J. Michael Cook *****  Ralph F. Cox
FUND

Freedom IncomeB                $ 0                     $ 0                    $ 8                    $ 67

Freedom 2000B                  $ 0                     $ 0                    $ 18                   $ 177

Freedom 2010B                  $ 0                     $ 0                    $ 47                   $ 384

Freedom 2020B                  $ 0                     $ 0                    $ 45                   $ 355

Freedom 2030B                  $ 0                     $ 0                    $ 25                   $ 160

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                    $ 0                    $217,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Phyllis Burke Davis  Robert M. Gates  E. Bradley Jones ****  Donald J. Kirk
FUND

Freedom IncomeB                $ 66                 $ 67             $ 46                   $ 66

Freedom 2000B                  $ 174                $ 177            $ 126                  $ 177

Freedom 2010B                  $ 380                $ 384            $ 260                  $ 383

Freedom 2020B                  $ 352                $ 355            $ 238                  $ 354

Freedom 2030B                  $ 159                $ 160            $ 99                   $ 159

TOTAL COMPENSATION FROM THE    $211,500             $217,500         $217,500               $217,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Marie L. Knowles ******  Ned C. Lautenbach***  Peter S. Lynch **  William O. McCoy
FUND

Freedom IncomeB                $ 0                      $ 37                  $ 0                $ 66

Freedom 2000B                  $ 0                      $ 93                  $ 0                $ 174

Freedom 2010B                  $ 0                      $ 216                 $ 0                $ 378

Freedom 2020B                  $ 0                      $ 201                 $ 0                $ 350

Freedom 2030B                  $ 0                      $ 98                  $ 0                $ 157

TOTAL COMPENSATION FROM THE    $ 0                      $ 54,000              $ 0                $ 214,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Gerald C. McDonough  Marvin L. Mann  Robert C. Pozen**  Thomas R. Williams
FUND

Freedom IncomeB                $ 83                 $ 67            $ 0                $ 65

Freedom 2000B                  $ 221                $ 178           $ 0                $ 173

Freedom 2010B                  $ 480                $ 386           $ 0                $ 377

Freedom 2020B                  $ 444                $ 357           $ 0                $ 349

Freedom 2030B                  $ 200                $ 161           $ 0                $ 157

TOTAL COMPENSATION FROM THE    $ 269,000            $ 217,500       $ 0                $ 213,000
FUND COMPLEX*,A


   * Information is for the calendar year ended December 31, 1999 for 236 funds in the complex.

   ** Interested Trustees of the funds and Ms. Johnson are compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

   ***** Effective March 16, 2000, Mr. Cook serves as a Member of the Advisory Board.

   ****** Effective June 15, 2000, Ms. Knowles serves as a Member of the Advisory Board.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1999, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,735; William O. McCoy, $53,735; and Thomas R. Williams, $62,319.

   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.